Leases - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Weighted-average remaining lease term - operating leases (in years)			6 years 7 months 6 days	1 year 2 months 12 days
Weighted-average discount rate - operating leases			10.00%	10.00%
FaceBank Group, Inc Pre-Merger [Member]
Operating cash flows from operating leases	$ 75	$ 281
Right-of-use assets exchanged for operating lease liabilities	$ 125	$ 3,719
Weighted-average remaining lease term - operating leases (in years)	4 months 24 days	7 years 9 months 18 days
Weighted-average discount rate - operating leases	0.80%	8.00%